Financial Instruments And Risk Analysis - Schedule of Fair Value Measurement hierarchy (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Cash and banks	R$ 575,863	R$ 287,491
Cash equivalents	1,506,082	4,097,838
Cash Investment	183,850	201,975
Derivative financial instruments	1,152
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Cash and banks	575,863	287,491
Cash equivalents	1,506,082	4,097,838
Cash Investment	217,792	238,962
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	1,152
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Held-for-sale financial asset	R$ 1,474,699	R$ 1,843,778